Income Taxes (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		76 Months Ended	85 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
As calculated at the statutory rate	$ (169,698)	$ (196,285)	$ (493,042)	$ (523,926)	$ (695,458)	$ (778,708)	$ 32,673	$ (5,421,328)
Change in valuation allowance	149,738	165,524	427,319	453,012	590,696	665,730	4,251,251	4,678,570
Total deferred provision	0	0	0	0	0	0	0	0
Total	0	0	0	0	0	0	32,673	32,673
Switzerland [Member]
As calculated at the statutory rate	(147,492)	(138,553)	(357,302)	(398,744)	(648,277)	(636,098)	(2,278,223)	(2,635,525)
Deferred tax provision:	(147,492)	(136,243)	(356,170)	(395,244)	(635,283)	(636,098)	(2,297,903)	(2,654,073)
Total	0	0	0	0	0	0	32,673	32,673
South Africe [Member]
As calculated at the statutory rate	(22,206)	(57,765)	(135,740)	(144,918)	0	0	(2,414,688)	(2,550,428)
Deferred tax provision:	(2,246)	(29,314)	(71,149)	(77,504)	25,283	(80)	(1,717,973)	(1,789,122)
Total	0	0	0	0	0	0	0	0
Brazil [Member]
As calculated at the statutory rate	0	33	0	19,736	0	0	(235,375)	(235,375)
Deferred tax provision:	0	33	0	19,736	19,304	(29,552)	(235,375)	(235,375)
Total	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0